Reclassifications Out of AOCI (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Translation:
Foreign currency translation reclassified into earnings upon sale of foreign subsidiaries	$ 604
Amount Reclassified from AOCI
Foreign Currency Translation:
Foreign currency translation reclassified into earnings upon sale of foreign subsidiaries	604
Defined benefit pension plans:
Amortization of prior service costs	23	16
Amortization of transition obligation	54	52
Total reclassifications for the period	$ 681	$ 68